Item 1. Report to Shareholders

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

NEW ERA FUND
--------------------------------------------------------------------------------
As of 12/31/03

Lipper Natural Resources Funds Index   $24,170
New Era Fund   $27,477
S&P 500 Stock Index  $28,563

                                                  Lipper
                               S&P 500           Natural
                                 Stock         Resources           New Era
                                 Index       Funds Index              Fund

12/93                          $10,000           $10,000           $10,000
12/94                           10,132             9,711            10,517
12/95                           13,940            12,036            12,701
12/96                           17,140            15,511            15,780
12/97                           22,859            17,797            17,511
12/98                           29,392            13,682            15,781
12/99                           35,576            18,269            19,130
12/00                           32,337            23,608            23,026
12/01                           28,493            20,637            22,024
12/02                           22,196            19,146            20,628
12/03                           28,563            24,170            27,477

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/03                            1 Year    5 Years    10 Years

New Era Fund                                      33.20%     11.73%      10.64%
S&P 500 Stock Index                               28.68      -0.57       11.07
Lipper Natural Resources Funds Index              26.24      12.05        9.23

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 33.20% during the 12 months ended December 31, 2003. The fund outpaced the Lipper Natural Resources Funds Index and the S&P 500 Stock Index, as you can see from the table on the previous page. Renewed global economic growth and higher commodity prices, combined with the fund's lower exposure to the weaker energy stocks, benefited results.

As you know, the fund's investment objective is to provide long-term capital appreciation by investing primarily in the common stocks of companies that own or develop natural resources and other basic commodities and in the stocks of selected nonresource growth companies. The fund invests about two-thirds of its assets in the common stocks of natural resource companies where earnings and tangible assets could benefit from accelerating inflation.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
                                 12-Month Return
S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite                             50%

The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-heavy Nasdaq Composite and the small-cap Russell 2000 Index showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Top 5 Industries table shows how the fund's assets were allocated as of the end of 2002 and 2003. The industry allocations were roughly the same as the prior year, with petroleum exploration and production stocks down along with oil and gas service stocks.

Top 5 Industries
--------------------------------------------------------------------------------
                                          Percent of Net Assets

                                         12/31/02      12/31/03
Integrated Petroleum - International        14.0%         13.2%
Oil and Gas Equipment and Services          14.2          11.9
Petroleum Exploration and Production        13.6          10.8
Diversified Metals                           4.2           9.2
Integrated Petroleum - Domestic              9.6           8.9

For comparison purposes, we have restated the historical weightings to incorporate changes made to the sector and industry classification system.


The Best and Worst Contributors table shows the top- and bottom-five contributors to the fund's performance during the year. Metals companies Phelps Dodge, Newmont Mining, and Norilsk Nickel were the top contributors, while steel producer Corus Group was the worst detractor.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Phelps Dodge
Newmont Mining
JSC MMC Norilsk Nickel *
Murphy Oil
Inco

Worst Contributors
--------------------------------------------------------------------------------

Corus Group **
Allegheny Technologies **
Great Lakes Chemical **
Cooper Cameron
Amerada Hess

 * Position added
** Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                Year
                               Ended
                            12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning of period        $  20.63   $  22.24   $  24.30   $  21.80   $  19.78

Investment activities

  Net investment
  income (loss)                0.25       0.23       0.27       0.31       0.30

  Net realized and
  unrealized gain (loss)       6.59      (1.64)     (1.38)      3.99       3.84

  Total from
  investment activities        6.84      (1.41)     (1.11)      4.30       4.14

Distributions

  Net investment income       (0.25)     (0.20)     (0.27)     (0.29)     (0.30)

  Net realized gain                -          -     (0.68)     (1.51)     (1.82)

  Total distributions         (0.25)     (0.20)     (0.95)     (1.80)     (2.12)

NET ASSET VALUE

End of period              $  27.22   $  20.63   $  22.24   $  24.30   $  21.80
                           ----------------------------------------------------

Ratios/Supplemental Data

Total return^                 33.20%     (6.34)%    (4.35)%    20.37%     21.22%

Ratio of total expenses to
average net assets             0.72%      0.72%      0.72%      0.72%      0.74%

Ratio of net investment
income (loss) to
average net assets             1.13%      1.03%      1.11%      1.29%      1.29%

Portfolio turnover rate        17.7%      11.5%      17.9%      28.5%      32.5%

Net assets, end of period
(in millions)              $   1,332  $     985  $   1,070  $   1,195  $   1,082


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                         Shares/Par         Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   95.2%

NATURAL RESOURCE-RELATED   92.8%

Agriculture   5.3%

Agrium                                                  1,475,000        24,279

Delta Pine & Land                                         360,000         9,144

IMC Global                                                770,000         7,646

Potash Corp./Saskatchewan                                 340,000        29,403

                                                                         70,472

Building & Real Estate   4.1%

AMB Property, REIT                                        250,000         8,220

Archstone-Smith Trust, REIT                               220,000         6,156

Boston Properties, REIT                                   120,000         5,783

Camden Property Trust, REIT                               150,000         6,645

Catellus Development                                      337,702         8,145

Duke Realty, REIT                                         250,000         7,750

Rouse, REIT                                               260,000        12,220

                                                                         54,919

Chemicals   2.8%

Dow Chemical                                              420,000        17,459

DuPont                                                    215,076         9,870

Hercules *                                                400,000         4,880

Pall                                                      200,000         5,366

                                                                         37,575

Diversified Metals   9.2%

Alcoa                                                     431,600        16,401

Companhia Vale do Rio Doce ADR
(1 ADR represents 1 common share)                          24,480         1,432

Companhia Vale do Rio Doce ADR
(1 ADR represents 1 preferred A share)                    160,000         8,241

International Steel Group *                               502,100        19,557

Noranda                                                   430,800         6,833

Noranda (CAD) !!                                          340,500         5,414

Nucor                                                     356,000        19,936

Rio Tinto (GBP)                                           800,000        22,035

Teck (CAD)                                              1,298,000        22,026

                                                                        121,875

Diversified Resources   5.4%

Arch Coal                                                 570,000        17,767

BHP Billiton (AUD)                                      1,154,000        10,592

Burlington Northern Santa Fe                              200,000         6,470

Cleveland-Cliffs *                                        170,000         8,661

Massey                                                    261,000         5,429

Peabody Energy                                            150,000         6,257

Penn Virginia                                             170,000         9,460

Waste Management                                          250,000         7,400

                                                                         72,036

Forest Products   6.1%

Bowater                                                   279,000        12,920

International Paper                                       205,000         8,838

Kimberly-Clark                                            130,000         7,682

MeadWestvaco                                              193,000         5,742

Packaging Corp of America                                 512,800        11,210

Potlatch                                                  469,700        16,331

Smurfit-Stone Container *                                 689,465        12,803

Weyerhaeuser                                               92,000         5,888

                                                                         81,414

Gas Transmission & Distribution   1.2%

OAO Gazprom ADR, 144A                                     638,000        16,428

                                                                         16,428

Integrated Petroleum-Domestic   8.9%

Amerada Hess                                              386,000        20,524

ConocoPhillips                                            187,080        12,267

Kerr-McGee                                                170,000         7,903

Marathon Oil                                              700,000        23,163

Murphy Oil                                                540,000        35,267

Occidental Petroleum                                      100,000         4,224

Unocal                                                    402,300        14,817

                                                                        118,165

Integrated Petroleum-International   13.2%

BP ADR                                                    575,000        28,376

ChevronTexaco                                             400,500        34,599

Exxon Mobil                                             1,020,000        41,820

Lukoil ADR                                                 60,000         5,595

Royal Dutch Petroleum ADS                                 548,000        28,710

TotalFinaElf ADR                                          346,148        32,022

YUKOS ADR                                                  95,270         4,002

                                                                        175,124

Non-Ferrous Metals   4.2%

Inco *                                                    538,000        21,423

JSC MMC Norilsk Nickel ADR                                221,100        14,759

Phelps Dodge                                              251,100        19,106

                                                                         55,288

Oil & Gas Drilling   4.1%

Diamond Offshore Drilling                                 550,000        11,281

GlobalSantaFe                                             160,000         3,973

Helmerich & Payne                                          40,000         1,117

Key Energy Services *                                     500,000         5,155

Nabors Industries *                                       150,000         6,225

Noble Drilling *                                          310,000        11,092

Transocean *                                              650,000        15,606

                                                                         54,449

Oil & Gas Equipment & Services   11.6%

Baker Hughes                                              716,000        23,026

BJ Services *                                             588,400        21,124

Cooper Cameron *                                          354,800        16,534

FMC Technologies *                                        245,000         5,708

Halliburton                                               150,000         3,900

Hydril *                                                  510,100        12,207

Schlumberger                                              515,000        28,181

Smith International *                                     522,000        21,673

Technip Coflexip ADR *                                     97,632         2,628

Tidewater                                                 265,000         7,918

W-H Energy Services *                                     683,500        11,073

                                                                        153,972

Petroleum Exploration & Production   10.6%

Anadarko Petroleum                                        300,000        15,303

BG Group (GBP)                                          2,300,000        11,773

Burlington Resources                                      200,000        11,076

Canadian Natural Resources (CAD)                          140,000         7,062

Cimarex Energy *                                           21,258           567

Devon Energy                                              650,259        37,234

Encore Aquisition *                                       384,100         9,468

EOG Resources                                             350,000        16,159

Forest Oil *                                               65,000         1,857

Newfield Exploration *                                     50,000         2,227

Nexen                                                     200,000         7,222

Noble Energy                                               70,000         3,110

Pioneer Natural Resources *                               100,000         3,193

Westport Resources *                                      260,000         7,763

XTO Energy                                                266,666         7,547

                                                                        141,561

Precious Metals   5.7%

Barrick Gold                                              542,033        12,309

Meridian Gold *                                           965,000        14,099

Newmont Mining                                            741,509        36,045

Placer Dome                                               776,950        13,915

                                                                         76,368

Refining & Marketing   0.4%

Premcor *                                                 220,000         5,720

                                                                          5,720

Total Natural Resource-Related                                        1,235,366

CONSUMER & SERVICE   2.0%

Merchandising   2.0%

Wal-Mart                                                  500,000        26,525

Total Consumer & Service                                                 26,525

Total Miscellaneous Common Stocks  0.4%                                   5,938

Total Common Stocks (Cost  $718,779)                                  1,267,829

CONVERTIBLE PREFERRED STOCKS   0.0%

Western Water, Series C *@                                  2,259            13

Total Convertible Preferred Stocks (Cost  $2,000)                            13

CORPORATE BONDS   0.3%

Potlatch, 10.00%, 7/15/11                               2,700,000         3,024

Total Corporate Bonds (Cost  $2,700)                                      3,024

SHORT-TERM INVESTMENTS   4.6%

Money Market Funds   4.6%

T. Rowe Price Reserve Investment Fund, 1.13% #         61,560,616        61,561

Total Short-Term Investments (Cost  $61,561)                             61,561

Total Investments in Securities

100.1% of Net Assets (Cost $785,040)                                 $1,332,427
                                                                     -----------

  (ss.)  Denominated in U.S. dollar unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

     !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $5,414,000 and represents 0.4% of net assets

      @  Security valued by the Fund's Board of Directors

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $16,428,000 and represents 1.2% of net assets

    ADR  American Depository Receipts

    ADS  American Depository Shares

    AUD  Australian dollar

    CAD  Canadian dollar

    GBP  British pound

   REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $785,040)                 $  1,332,427

Other assets                                                               7,559

Total assets                                                           1,339,986


Liabilities

Total liabilities                                                          8,277

NET ASSETS                                                          $  1,331,709
                                                                    ------------

Net Assets Consist of:

Undistributed net investment income (loss)                          $         33

Undistributed net realized gain (loss)                                       408

Net unrealized gain (loss)                                               547,390

Paid-in-capital applicable to 48,932,088 shares of
$1.00 par value capital stock outstanding;
200,000,000 shares authorized                                            783,878

NET ASSETS                                                          $  1,331,709
                                                                    ------------

NET ASSET VALUE PER SHARE                                           $      27.22
                                                                    ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                         Year
                                                                        Ended
                                                                     12/31/03

Investment Income (Loss)

Income

  Dividend                                                         $    19,092

  Interest                                                                 323

Total income                                                            19,415

Expenses

  Investment management                                                  5,957

  Shareholder servicing                                                  1,278

  Custody and accounting                                                   137

  Prospectus and shareholder reports                                        72

  Registration                                                              53

  Legal and audit                                                           21

  Directors                                                                  9

  Miscellaneous                                                              8

  Total expenses                                                         7,535

Net investment income (loss)                                            11,880

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                               460

  Foreign currency transactions                                            (76)

  Net realized gain (loss)                                                 384

Change in net unrealized gain (loss)

  Securities                                                           309,206

  Other assets and liabilities
  denominated in foreign currencies                                          3

  Change in net unrealized gain (loss)                                 309,209

Net realized and unrealized gain (loss)                                309,593

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   321,473
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                          Year
                                                         Ended
                                                      12/31/03        12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                            $    11,880     $    10,795

  Net realized gain (loss)                                 384           5,000

  Change in net unrealized gain or loss                309,209         (85,032)

  Increase (decrease) in net
  assets from operations                               321,473         (69,237)

Distributions to shareholders

  Net investment income                                (12,004)         (9,483)

Capital share transactions *

  Shares sold                                          172,737         148,715

  Distributions reinvested                              10,649           8,330

  Shares redeemed                                     (145,911)       (163,797)

  Increase (decrease) in
  net assets from capital
  share transactions                                    37,475          (6,752)

Net Assets

Increase (decrease) during period                      346,944         (85,472)

Beginning of period                                    984,765       1,070,237

End of period                                      $ 1,331,709     $   984,765
                                                   ---------------------------
*Share information

  Shares sold                                            7,337           6,726

  Distributions reinvested                                 407             405

  Shares redeemed                                       (6,546)         (7,521)

  Increase (decrease) in shares outstanding              1,198            (390)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on January 20, 1969. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected non-resource growth companies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Rebates and Credits
     Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $24,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

     Investment Transactions, Investment Income, and Distributions
     Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

     Other
     In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At December 31, 2003, the fund held no affiliated companies.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $180,687,000 and $186,417,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $12,004,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                    $    554,244,000
Unrealized depreciation                                          (6,906,000)
Net unrealized appreciation (depreciation)                      547,338,000
Undistributed ordinary income                                        33,000
Undistributed long-term capital gain                                460,000
Paid-in capital                                                 783,878,000

Net assets                                                 $  1,331,709,000
                                                           ----------------

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                        $     (1,155,000)
Undistributed net realized gain                                   1,429,000
Paid-in capital                                                    (274,000)


At December 31, 2003, the cost of investments for federal income tax purposes was $785,092,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $606,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $909,000 for the year ended December 31, 2003, of which $84,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) have invested. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $100,000 of Spectrum Funds' expenses, of which $72,000 related to services provided by Price and $7,000 was payable at period-end. At December 31, 2003, approximately 3.6% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $380,000.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price New Era Fund, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price New Era Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians, provide a reasonable basis for our opinion.



     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 26, 2004

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $11,856,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $9,578,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New Era Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1994


David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1988                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos**               Owner/President, Stonington Capital Corp., a
(8/2/33)                      private investment company
1979

Paul M. Wythes**              Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1994                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price
(8/15/53)                     and T. Rowe Price Group, Inc.
1997
[39]


James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1994                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              New Era Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1997                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, New Era Fund            Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, New Era Fund                 Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, New Era Fund            Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, New Era Fund            Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

Lewis M. Johnson (9/20/69)              Vice President, T. Rowe Price and
Vice President, New Era Fund            T. Rowe Price Group, Inc.

Susan J. Klein (4/18/50)                Vice President, T. Rowe Price
Vice President, New Era Fund

David M. Lee, CFA (11/13/62)            Vice President, T. Rowe Price and
Vice President, New Era Fund            T. Rowe Price Group, Inc.

John D. Linehan, CFA (1/21/65)          Vice President, T. Rowe Price, T. Rowe
Vice President, New Era Fund            Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, New Era Fund                 and T. Rowe Price Investment
                                        Services, Inc.

Charles M. Ober, CFA (4/20/50)          Vice President, T. Rowe Price and
President, New Era Fund                 T. Rowe Price Group, Inc.

Timothy E. Parker (11/9/74)             Vice President, T. Rowe Price; formerly
Vice President, New Era Fund            Financial Analyst, Robert W. Baird &
                                        Co., Inc. (to 1999); student, Darden
                                        Graduate School, University of Virginia
                                        (to 2001)

David J. Wallack (7/2/60)               Vice President, T. Rowe Price and
Vice President, New Era Fund            T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, New Era Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $10,044                $9,808
     Audit-Related Fees                         574                    --
     Tax Fees                                 2,608                 2,375
     All Other Fees                             124                   159

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004